Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: November 12, 2024

Payment Date	11/15/2024
Collection Period Start	10/1/2024
Collection Period End	10/31/2024
Interest Period Start	10/15/2024
Interest Period End	11/14/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$418,203,522.93	$32,265,045.50	$385,938,477.43	0.581943	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$625,893,522.93	$32,265,045.50	$593,628,477.43

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$666,515,646.38	$632,143,043.97	0.312045
YSOC Amount	$35,874,429.39	$33,766,872.48
Adjusted Pool Balance	$630,641,216.99	$598,376,171.49
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$418,203,522.93	3.17000%	30/360	$1,104,754.31
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$625,893,522.93			$1,710,845.81

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$666,515,646.38	$632,143,043.97
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$630,641,216.99	$598,376,171.49
Number of Receivables Outstanding	55,150	53,922
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	32.4	31.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,985,705.89
Principal Collections	$34,019,093.34
Liquidation Proceeds	$207,257.07
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$36,212,056.30
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$36,212,056.30

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$555,429.71	$555,429.71	$—	$—	$35,656,626.59
Interest - Class A-1 Notes	$—	$—	$—	$—	$35,656,626.59
Interest - Class A-2 Notes	$—	$—	$—	$—	$35,656,626.59
Interest - Class A-3 Notes	$1,104,754.31	$1,104,754.31	$—	$—	$34,551,872.28
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$34,134,852.61
First Allocation of Principal	$—	$—	$—	$—	$34,134,852.61
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$34,078,040.86
Second Allocation of Principal	$—	$—	$—	$—	$34,078,040.86
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$34,015,848.61
Third Allocation of Principal	$8,537,351.44	$8,537,351.44	$—	$—	$25,478,497.17
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,408,429.34
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,428,429.34
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,428,429.34
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,680,735.28
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,680,735.28
Remaining Funds to Certificates	$1,680,735.28	$1,680,735.28	$—	$—	$—
Total	$36,212,056.30	$36,212,056.30	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$35,874,429.39
Increase/(Decrease)	$(2,107,556.91)
Ending YSOC Amount	$33,766,872.48

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$630,641,216.99	$598,376,171.49
Note Balance	$625,893,522.93	$593,628,477.43
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	29	$353,509.07
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	168	$207,257.07
Monthly Net Losses (Liquidation Proceeds)			$146,252.00
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.18%
Current Collection Period			0.27%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$4,491,175.45
Cumulative Net Loss Ratio			0.22%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.43%	174	$2,687,027.20
60-89 Days Delinquent	0.16%	63	$985,877.85
90-119 Days Delinquent	0.05%	19	$319,657.33
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.63%	256	$3,992,562.38

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$148,451.17
Total Repossessed Inventory		21	$364,055.44

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		82	$1,305,535.18
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.21%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.05	0.17%	66	0.12%